CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Disclosure of Expected Credit Loss - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage increase (decrease) in UK unemployment rate (in percent)	1.00%
Allowance account for credit losses of financial assets	£ 6,247	£ 3,455
1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	205	141
1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	(190)	(143)
10pp increase in HPI
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	(206)	(110)
10pp decrease in HPI
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	284	147
Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 5,096	3,001
Upside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	7.00%
Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 5,702	3,251
Base case | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	8.70%
Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 6,966	3,677
Downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	11.80%
Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 10,009	5,083
Severe downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	16.40%
Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 1,222	890
UK Mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	1,027	569
UK Mortgages | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	25	33
UK Mortgages | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	(23)	(34)
UK Mortgages | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 602	311
UK Mortgages | Upside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	6.90%
UK Mortgages | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 797	461
UK Mortgages | Base case | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	8.90%
UK Mortgages | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 1,269	670
UK Mortgages | Downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	11.80%
UK Mortgages | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 2,578	1,667
UK Mortgages | Severe downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	16.70%
UK Mortgages | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 0	0
Other Retail
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	2,368	1,521
Other Retail | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	54	39
Other Retail | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	(54)	(54)
Other Retail | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 2,154	1,435
Other Retail | Upside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	12.60%
Other Retail | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 2,299	1,486
Other Retail | Base case | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	13.50%
Other Retail | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 2,509	1,570
Other Retail | Downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	15.20%
Other Retail | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 2,819	1,740
Other Retail | Severe downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	17.90%
Other Retail | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 0	0
Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	2,402	1,315
Commercial Banking | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	125	68
Commercial Banking | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	(112)	(54)
Commercial Banking | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 1,892	1,206
Commercial Banking | Upside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	8.20%
Commercial Banking | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 2,157	1,254
Commercial Banking | Base case | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	10.90%
Commercial Banking | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 2,738	1,387
Commercial Banking | Downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	17.50%
Commercial Banking | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 4,155	1,625
Commercial Banking | Severe downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	24.90%
Commercial Banking | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 1,222	890
Commercial Banking | Best case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	982	515
Commercial Banking | Worst case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	1,548	1,183
Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	450	50
Other | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	1	1
Other | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	(1)	(1)
Other | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 448	49
Other | Upside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	0.00%
Other | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 449	50
Other | Base case | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	0.00%
Other | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 450	50
Other | Downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	0.00%
Other | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
ECL impact, £m	£ 457	51
Other | Severe downside | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Percentage of financial assets (in percent)	0.00%
Other | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 0	£ 0